Summary of Significant Accounting Policies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Summary Of Significant Accounting Policies Textuals [Line Items]
Original maturities of cash and cash equivalents	90 days or less
Net foreign currency transaction gain	$ 145,000,000	$ 138,000,000	$ 205,000,000
Cash and cash due from banks	3,514,000,000	2,145,000,000
Other liabilities	18,070,000,000	15,593,000,000
Finite-Lived Intangible Assets [Line Items]
Estimated useful life, years	5
Equipment [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	3
Maximum useful life, years	10
Premises [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	30
Maximum useful life, years	50
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Minimum useful life, years	5
Maximum useful life, years	10
Scenario Adjustment Balance [Member]
Summary Of Significant Accounting Policies Textuals [Line Items]
Cash and cash due from banks		353,000,000
Other liabilities		353,000,000
Adjustments for New Accounting Pronouncement [Member]
Summary Of Significant Accounting Policies Textuals [Line Items]
Shareholders' equity			$ 1,800,000,000